SCHEDULE OF FUTURE MATURITIES OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ (8,038,572)
2023	(515,625)	(7,703,501)
2024
2025
2025
Thereafter
Total	(8,554,197)	(7,703,501)
2021	8,038,572
2022	515,625	7,703,501
2023
2024
Thereafter
Total	$ 8,554,197	$ 7,703,501